SHORT TERM LOAN	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
SHORT TERM LOAN [Text Block]
9.	SHORT TERM LOAN

On February 9, 2012, the Company signed a Loan Agreement with Robert McAllister, president and director of the Company, to borrow $50,045 (CAD$50,000). The unsecured loan was due on May 9, 2012 at an interest rate of 10% per annum. Upon short term loan due, the loan term has been changed to a month to month.

On February 20, 2014, the Company paid back the loan in full to Robert McAllister.

8.	SHORT TERM LOAN

On February 9, 2012, the Company signed a Loan Agreement with Robert McAllister, president and director of the Company to borrow $47,380 (CAD$50,000). The loan is unsecured, was due on May 9, 2012 at an interest rate of 10% per annum. Upon short term loan due, the loan term has been changed to a month to month.